Summary of Amortized Cost and Fair Value of Fixed Maturity Securities, by Maturity (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Summarizes the amortized cost and fair value of fixed maturity securities
Subtotal, Fair value	$ 53,337	$ 50,201
Available-for-Sale Securities, Amortized cost	53,798	47,915
Available-for-sale Securities, Fair value	53,337	50,280
Fixed maturity securities [Member]
Summarizes the amortized cost and fair value of fixed maturity securities
Due in one year or less, Amortized cost	1,644
Due in one year or less, Fair Value	1,688
Due after one year through five years, Amortized cost	11,360
Due after one year through five years, Fair value	11,371
Due after five years through ten years, Amortized cost	17,066
Due after five years through ten years, Fair value	16,641
Due after ten years, Amortized cost	16,406
Due after ten years, Fair value	16,312
Subtotal, Amortized cost	46,476
Subtotal, Fair value	46,012
Available-for-Sale Securities, Amortized cost	53,798	47,842
Available-for-sale Securities, Fair value	53,337	50,201
Fixed maturity securities [Member] | Residential mortgage-backed securities [Member]
Summarizes the amortized cost and fair value of fixed maturity securities
Available-for-Sale Securities, Amortized cost	2,797	2,788
Available-for-sale Securities, Fair value	2,823	2,872
Fixed maturity securities [Member] | Commercial mortgage-backed securities [Member]
Summarizes the amortized cost and fair value of fixed maturity securities
Available-for-Sale Securities, Amortized cost	1,731	1,154
Available-for-sale Securities, Fair value	1,721	1,161
Fixed maturity securities [Member] | Asset-backed Securities [Member]
Summarizes the amortized cost and fair value of fixed maturity securities
Available-for-Sale Securities, Amortized cost	2,794	2,466
Available-for-sale Securities, Fair value	$ 2,781	$ 2,486